Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                         Supplement, dated July 1, 2002
                                     to the
                      Prospectus dated May 1, 2002 for the
       Putnam Allstate Advisor Variable Annuities (Advisor, Advisor Apex)


This supplement amends the May 1, 2002 prospectus for The Putnam Allstate Advisor and The Putnam Allstate Advisor Apex variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Page 30: Replace the eighth sentence of the first paragraph under the heading "Retirement Income Guarantee Riders" with the following:

The Retirement Income Guarantee Riders may not be available in your state or through the broker-dealer with which your sales representative is affiliated. Please consult your sales representative or call us at 1-800-390-1277 regarding the availability of these Riders.

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                         Supplement, dated July 1, 2002
                                     to the
                      Prospectus dated May 1, 2002 for the
                  Putnam Allstate Advisor Apex Variable Annuity


This supplement amends the May 1, 2002 prospectus for The Putnam Allstate Advisor Apex variable annuity contracts ("Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Pages 24-25: Replace the eighth sentence of the first paragraph under the heading "Retirement Income Guarantee Riders" with the following:

The Retirement Income Guarantee Riders may not be available in your state or through the broker-dealer with which your sales representative is affiliated. Please consult your sales representative or call us at 1-800-390-1277 regarding the availability of these Riders.